Financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Trade and other current receivables	$ 399,142	$ 466,619
Non-current trade receivables	1,710	2,275
Trade and other receivables	400,852	468,894
Trade and other receivables [Member]
Financial instruments [Line Items]
Current trade receivables	367,583	430,914
Current prepayments	20,309	16,147
Other current receivables	11,250	19,558
Trade and other current receivables	399,142	466,619
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	1,710	2,275
Trade and other non-current receivables	1,710	2,275
Trade receivables	367,583	430,914
Prepayments	20,309	16,147
Other Receivables	12,960	21,833
Trade and other receivables	$ 400,852	$ 468,894